SHARE CAPITAL - Disclosure of number of outstanding warrants (Details) - $ / shares	12 Months Ended
	Sep. 30, 2021	Nov. 02, 2020	Sep. 30, 2020	Jul. 11, 2020	Sep. 30, 2019
Disclosure of classes of share capital [line items]
Warrants Outstanding, Exercise price		$ 0.125		$ 0.05
Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	3,974,204		4,079,600		0
Warrants Outstanding, Exercise price	$ 4.35		$ 0.05		$ 0
Warrants [Member] | July 30, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	2,131,600
Warrants Outstanding, Exercise price	$ 0.05
Warrants Outstanding, Remaining life (Years)	2 years 9 months 29 days
Warrants [Member] | March 17, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	1,709,938
Warrants Outstanding, Exercise price	$ 9.46
Warrants Outstanding, Remaining life (Years)	2 years 5 months 15 days
Warrants [Member] | March 17, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	132,666
Warrants Outstanding, Exercise price	$ 7.57
Warrants Outstanding, Remaining life (Years)	2 years 5 months 15 days